Annual Total Returns- Alger Mid Cap Growth Institutional Fund - Z2 (Class Z2 Shares) [BarChart] - Class Z2 Shares - Alger Mid Cap Growth Institutional Fund - IR - Class Z-2	2017	2018	2019	2020
Total	29.85%	(7.49%)	30.20%	64.57%